Basis of preparation of financial statements	12 Months Ended
Mar. 31, 2018
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Basis of preparation of financial statements

2. Basis of preparation of financial statements

Basis of preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by International Accounting Standards Board (“IASB”).

These consolidated financial statements have been prepared in accordance with the accounting policies, set out below and were consistently applied to all periods presented unless otherwise stated.

Basis of measurement

The consolidated financial statements have been prepared on the historical cost convention and on an accrual basis, except for derivative financial instruments, short-term investments and available-for-sale financial investments which are remeasured at fair values at the end of each reporting period as explained in the accounting policies below.

Application of new and revised standards:

The Group has adopted with effect from April 1, 2017, the following new amendment and pronouncements. Their adoption has not had any significant impact on the amounts reported in the financial statements.

IAS 7 Statement of Cash Flows

Narrow-scope amendments: The amendments introduce an additional disclosure that will enable users of financial statements to evaluate changes in liabilities arising from financing activities. The required disclosure is given in note 17.

Amendments to IAS 12

Recognition of Deferred Tax Assets for Unrealised Losses: These amendments clarify that unrealised losses on debt instruments measured at fair value for financial reporting purposes but at cost for tax purposes can give rise to a deductible temporary difference and how such a temporary difference should be assessed in determining whether a deferred tax asset should be recognised. This does not have any significant impact on the amounts reported in the financial statements.

Amendments to IFRS 12 Disclosure of Interests in Other Entities issued in the Annual Improvements Cycle 2014-2016

The amendments to IFRS 12 introduced in the 2014-2016 annual improvement cycle clarify that all requirements of that Standard (other than those covered by an existing exemption from disclosure of summarised financial information on interests in subsidiaries, joint ventures and associates) apply to interests classified as held for sale or discontinued operations in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. This does not have any impact on the financial statements.

The Group has not early adopted any amendments, standards or interpretations that have been issued but are not yet effective.

Going concern

The consolidated financial statements have been prepared in accordance with the going concern basis of accounting.

Convenience translation

The consolidated financial statements are presented in Indian Rupee (₹), the presentation currency of the Company (Also refer note 3S). Solely for the convenience of readers, the consolidated financial statements as at and for the year ended March 31, 2018 have been translated into US dollars (“$”) at the noon buying rate of $ 1.00 = ₹ 65.11 in the City of New York for cable transfers of Indian Rupee as certified for customs purposes by the Federal Reserve Bank of New York on March 30, 2018. No representation is made that the Indian Rupee amounts represent US dollar amounts or have been, could have been or could be converted into US dollars at such a rate or any other rate.